Balance Sheets Details (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Prepaid R&D costs	$3,489	$2,467
Prepaid insurance and service contracts	2,570	1,860
Tax receivable	771	104
Other	986	230

Total	$7,816	$4,661

Schedule of property and equipment
Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Laboratory equipment	$7,363	$6,851
Computers, software and office equipment	512	489
Leasehold improvements	379	384
Office furniture and fixtures	123	126

	8,377	7,850
Accumulated depreciation and amortization	(5,231)	(4,866)

Total	$3,146	$2,984

Schedule of Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Accrued R&D costs (1)	$6,261	$9,043
Accrued compensation	3,119	3,664
Accrued D&O fees	2,165	—
Accrued audit, tax and filing fees	2,156	556
Accrued other	1,884	862

Total	$15,585	$14,125

(1)	Includes $472 and $250 of accrued R&D costs due to related parties as of June 30, 2022 and December 31, 2021, respectively.